General information and basis of preparation - Narrative (Details) - € / shares		12 Months Ended
	Feb. 23, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Par value per share (in Euro per share)		€ 0.01
Coca-Cola Beverages Philippines, Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture		60.00%
Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc | Coca-Cola Beverages Philippines, Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	100.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in Euro per share)		€ 0.01